Critical accounting estimates and judgments - Narrative (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) unit	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) unit	Dec. 31, 2020 USD ($)
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		42		39
Property, plant and equipment, net	$ 1,565,355		$ 1,422,623		$ 1,358,292
Argentina
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		10		10
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	14,300	$ 14,721		$ 12,001
Property, plant and equipment, net	143,900
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		2		2
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	4,200	$ 4,039		$ 4,014
Property, plant and equipment, net	$ 534,000